UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    RCG Starboard Advisors, LLC   >>>  Was Admiral Advisors
Address: 599 Lexington Avenue, 2Oth floor
         New York, NY  10022

13F File Number:  28-12004

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Marc Baum
Title:     General Counsel
Phone:     212-201-4804

Signature, Place, and Date of Signing:

      /s/ Marc Baum     New York, NY     August 12, 2008

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

       Form 13F File Number          Name

       28-06309                      Ramius LLC

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     21

Form13F Information Table Value Total:     $387,661 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AGILYSYS INC                   COM              00847J105    21037  1855115 SH       SOLE                  1855115        0        0
ASHWORTH INC                   COM              04516H101     6776  1941551 SH       SOLE                  1941551        0        0
CAPITAL SOUTHWEST CORP         COM              140501107     9873    94722 SH       SOLE                    94722        0        0
CAPTARIS INC                   COM              14071N104     9101  2247252 SH       SOLE                  2247252        0        0
CHORDIANT SOFTWARE INC         COM NEW          170404305     2512   502488 SH       SOLE                   502488        0        0
CKE RESTAURANTS INC            COM              12561E105     2357   189000 SH       SOLE                   189000        0        0
CPI CORP                       COM              125902106    20228  1079988 SH       SOLE                  1079988        0        0
DATASCOPE CORP                 COM              238113104    41126   875022 SH       SOLE                   875022        0        0
ELECTRONICS FOR IMAGING INC    COM              286082102    19507  1336084 SH       SOLE                  1336084        0        0
FEDERAL SIGNAL CORP            COM              313855108    36783  3065219 SH       SOLE                  3065219        0        0
GRAVITY CO LTD                 SPONSORED ADR    38911N107      365   270729 SH       SOLE                   270729        0        0
GREENFIELD ONLINE INC          COM              395150105     8076   541286 SH       SOLE                   541286        0        0
HARRIS INTERACTIVE INC         COM              414549105     3555  1768624 SH       SOLE                  1768624        0        0
I-MANY INC                     COM              44973Q103     2727  2726760 SH       SOLE                  2726760        0        0
KENSEY NASH CORP               COM              490057106    61012  1903640 SH       SOLE                  1903640        0        0
KEYNOTE SYS INC                COM              493308100     6208   482026 SH       SOLE                   482026        0        0
NCI BUILDING SYS INC           NOTE 2.125%11/1  628852AG0    53945 50298000 PRN      SOLE                 50298000        0        0
PHOENIX TECHNOLOGY LTD         COM              719153108    12422  1129244 SH       SOLE                  1129244        0        0
S1 CORPORATION                 COM              78463B101    37099  4900788 SH       SOLE                  4900788        0        0
SCHULMAN A INC                 COM              808194104    28641  1243628 SH       SOLE                  1243628        0        0
TOLLGRADE COMMUNICATIONS INC   COM              889542106     4311   960243 SH       SOLE                   960243        0        0